Equity-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	9 Months Ended
	Jun. 24, 2021	Jan. 31, 2021	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Aug. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability award settlement amount				$ 3,912	$ 3,912	$ 0
PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares outstanding					15.00%
Total shares remained reserved for issuance (in Shares)				3,965,271	3,965,271
General Share Reserve | PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares reserved for issuance (in Shares)				13,980,000	13,980,000
Transaction Pool Share Reserve | PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares reserved for issuance (in Shares)				10,200,000	10,200,000
Transaction Pool RSUs Reserve | PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares reserved for issuance (in Shares)				7,000,000	7,000,000
Transaction Pool PSUs Reserve | PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares reserved for issuance (in Shares)				3,200,000	3,200,000
Transaction Pool PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Required to Achieve Certain Conditions					20 days
Threshold period required for satisfy certain condition					30 days
Award grant date fair value				$ 40,800	$ 40,800
Unrecognized compensation expense				$ 39,800	$ 39,800
Weighted average period of unrecognized compensation cost related to unvested awards					3 years 11 months 1 day
Grant date fair value awards							$ 11,500
Transaction Pool PSUs | $12 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award					25.00%
Market condition share price achieved (in Dollars per Share)				$ 12	$ 12
Transaction Pool PSUs | $13.50 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award					25.00%
Market condition share price achieved (in Dollars per Share)				$ 13.50	$ 13.50
Transaction Pool PSUs | $15 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award					25.00%
Transaction Pool PSUs | $17 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award					25.00%
Transaction Pool PSUs | 36 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award					20.00%
Transaction Pool PSUs | 42 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award					20.00%
Transaction Pool PSUs | 48 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award					20.00%
Transaction Pool PSUs | 54 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award					20.00%
Transaction Pool PSUs | 60 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award					20.00%
Transaction Pool RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Award grant date fair value				$ 97,600	$ 97,600
Unrecognized compensation expense				75,400	$ 75,400
Weighted average period of unrecognized compensation cost related to unvested awards					2 years 5 months 23 days
Liability award settlement amount					$ 3,900
Management PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Required to Achieve Certain Conditions					20 days
Threshold period required for satisfy certain condition					30 days
Unrecognized compensation expense				82,300	$ 82,300
Weighted average period of unrecognized compensation cost related to unvested awards					3 years 11 months 1 day
Grant date fair value				$ 84,200	$ 84,200
Management PSUs | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price needed for satisfaction of market condition (in Dollars per Share)				$ 15	$ 15
Management PSUs | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price needed for satisfaction of market condition (in Dollars per Share)				20	20
Management PSUs | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price needed for satisfaction of market condition (in Dollars per Share)				25	25
Management PSUs | Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price needed for satisfaction of market condition (in Dollars per Share)				$ 30	$ 30
General RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award grant date fair value				$ 7,300	$ 7,300
Unrecognized compensation expense				6,900	$ 6,900
Weighted average period of unrecognized compensation cost related to unvested awards					2 years 10 months 2 days
Legacy Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award grant date fair value		$ 9,300	$ 6,400
Unrecognized compensation expense				28,400	$ 28,400
Weighted average period of unrecognized compensation cost related to unvested awards					1 year 9 months 25 days
Professional Partners Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award grant date fair value	$ 301,500
Unrecognized compensation expense				$ 285,800	$ 285,800
Weighted average period of unrecognized compensation cost related to unvested awards					4 years 7 months 13 days
Minimum | Transaction Pool PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Minimum | General RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Minimum | Legacy Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate		2.00%	3.80%
Minimum | Professional Partners Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Maximum | Transaction Pool PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years
Maximum | General RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years
Maximum | Legacy Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate		9.80%	11.20%
Maximum | Professional Partners Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years